UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-04367

Columbia Funds Series Trust I

(Exact name of registrant as specified in charter)

225 Franklin Street

Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Ryan Larrenaga

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: December 31

Date of reporting period: June 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SemiAnnual Report
June 30, 2017
Columbia Real Estate Equity Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
The current outlook for financial markets is clouded by two primary concerns: the high valuation of equities and the direction of interest rates. Following the U.S. presidential election, U.S. equities rallied based on the assumption that the new administration’s policies would stimulate growth quickly. Unfortunately it’s unclear whether those measures will get passed, much less passed quickly. In fixed income, uncertainty stems from the possibility that interest rates won’t rise as rapidly as expected if the administration’s proposed growth policies are not implemented.
Given this uncertainty, investors value a consistent approach more than ever. Investors want strong, repeatable risk-adjusted returns. Consistency — not surprises. As a leading global asset manager, we believe our consistent, collaborative investment approach enables us to deliver the dependable experience your portfolio demands. So, how do we strive to deliver a consistent investment experience?
Better insights
Your portfolio benefits from the investment insights uncovered by our talented investment teams around the world.
Better decisions
Our collaborative, interactive environment enables our investment teams to construct portfolios that take advantage of the best investment ideas.
Better outcomes
We aim to deliver a consistent experience, which means fewer surprises, dependable insights, and products designed to do the thing you want.
Whether you’re trying to save money to help your children go to college or for your own retirement, it’s the consistency of the return that is most essential. People who chase higher returns are usually also the first to sell when that investment goes through a bad patch. We try to combat this behavioral tendency by offering strategies that aim for a more consistent return. Our goal is for investors to panic less during periods of volatility, which can have a significant effect on their long-term results.
Nothing is more important to us than making sure those who have entrusted us to protect and grow their assets can do what matters most to them: build a nest egg, leave a legacy, and live confidently — now and throughout retirement. It’s why our talented professionals around the world work together to uncover uncommon opportunities and why our process encourages challenge and debate around our most compelling ideas to ensure better informed investment decisions, which hopefully lead to better outcomes for you.
Your success is our priority. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for consistent, sustainable outcomes, no matter the market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
There is no guarantee that investment objectives will be achieved or that any particular investment will be profitable.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2017 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Real Estate Equity Fund   |  Semiannual Report 2017

Columbia Real Estate Equity Fund  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Columbia Real Estate Equity Fund (the Fund) seeks capital appreciation and above-average income by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in the stocks of companies principally engaged in the real estate industry, including real estate investment trusts (REITs).
Portfolio management
Arthur Hurley, CFA
Manager
Managed Fund since 2006
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2017 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended June 30, 2017)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	11/01/02	3.52	-3.07	8.24	5.52
	Including sales charges		-2.44	-8.66	6.97	4.90
Class B	Excluding sales charges	11/01/02	3.13	-3.84	7.43	4.73
	Including sales charges		-1.87	-8.50	7.12	4.73
Class C	Excluding sales charges	10/13/03	3.14	-3.80	7.43	4.73
	Including sales charges		2.14	-4.73	7.43	4.73
Class K *		03/07/11	3.59	-2.92	8.40	5.68
Class R *		09/27/10	3.40	-3.31	7.97	5.17
Class R4 *		11/08/12	3.65	-2.84	8.49	5.78
Class R5 *		03/07/11	3.73	-2.69	8.61	5.87
Class T *	Excluding sales charges	09/27/10	3.52	-3.13	8.23	5.54
	Including sales charges		0.96	-5.54	7.69	5.28
Class Y *		03/01/17	3.74	-2.79	8.52	5.79
Class Z		04/01/94	3.64	-2.88	8.50	5.78
FTSE NAREIT Equity REITs Index			2.70	-1.70	9.52	6.00
Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. The Fund does not accept new investments in Class B shares, except for certain limited transactions. As of June 30, 2017, the Fund’s Class B investors, having held their shares for the requisite time period, were no longer subject to a CDSC upon redemption of their shares. Effective July 17, 2017, Class B shares were automatically converted to Class A shares and the Fund no longer accepts investments by new or existing investors in Class B shares. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The returns for Class T shares are shown with and without the maximum initial sales charge of 2.50% per transaction. Prior to March 27, 2017, Class T shares were known as Class W shares and were sold without a sales charge. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.
Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
The FTSE NAREIT Equity REITs Index reflects performance of all publicly traded equity real estate investment trusts (REITs), other than those designated as timber REITs.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Real Estate Equity Fund | Semiannual Report 2017

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at June 30, 2017)
Simon Property Group, Inc.	8.2
Digital Realty Trust, Inc.	6.0
Public Storage	5.7
Essex Property Trust, Inc.	5.3
SL Green Realty Corp.	5.3
Equity LifeStyle Properties, Inc.	5.3
American Homes 4 Rent, Class A	4.5
Alexandria Real Estate Equities, Inc.	4.2
AvalonBay Communities, Inc.	4.1
Mack-Cali Realty Corp.	3.8
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at June 30, 2017)
Common Stocks	98.5
Money Market Funds	1.5
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Equity sub-industry breakdown (%) (at June 30, 2017)
Real Estate
Diversified REITs	0.6
Health Care REITs	6.0
Hotel & Resort REITs	5.1
Industrial REITs	5.0
Office REITs	19.8
Residential REITs	24.2
Retail REITs	11.7
Specialized REITs	27.6
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Columbia Real Estate Equity Fund | Semiannual Report 2017	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
January 1, 2017 — June 30, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,035.20	1,018.55	6.49	6.44	1.28
Class B	1,000.00	1,000.00	1,031.30	1,014.86	10.23	10.15	2.02
Class C	1,000.00	1,000.00	1,031.40	1,014.81	10.28	10.20	2.03
Class K	1,000.00	1,000.00	1,035.90	1,019.30	5.74	5.69	1.13
Class R	1,000.00	1,000.00	1,034.00	1,017.30	7.76	7.70	1.53
Class R4	1,000.00	1,000.00	1,036.50	1,019.80	5.23	5.19	1.03
Class R5	1,000.00	1,000.00	1,037.30	1,020.54	4.47	4.43	0.88
Class T (formerly Class W)	1,000.00	1,000.00	1,035.20	1,018.60	6.44	6.39	1.27
Class Y	1,000.00	1,000.00	1,006.70 (a)	1,020.84	2.70 (a)	4.13	0.82 (a)
Class Z	1,000.00	1,000.00	1,036.40	1,019.80	5.23	5.19	1.03
(a) Based on operations from March 1, 2017 (commencement of operations) through the stated period end.
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
4	Columbia Real Estate Equity Fund | Semiannual Report 2017

Portfolio of Investments
June 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 98.4%
Issuer	Shares	Value ($)
Real Estate 98.4%
Equity Real Estate Investment Trusts (REITS) 98.4%
Diversified REITs 0.6%
First Potomac Realty Trust	246,700	2,740,837
Health Care REITs 5.8%
Healthcare Trust of America, Inc., Class A	330,950	10,295,855
Ventas, Inc.	225,194	15,646,479
Total		25,942,334
Hotel & Resort REITs 5.0%
Host Hotels & Resorts, Inc.	607,800	11,104,506
Pebblebrook Hotel Trust	139,400	4,494,256
Sunstone Hotel Investors, Inc.	421,112	6,788,325
Total		22,387,087
Industrial REITs 4.9%
First Industrial Realty Trust, Inc.	419,500	12,006,090
ProLogis, Inc.	169,469	9,937,662
Total		21,943,752
Office REITs 19.5%
Alexandria Real Estate Equities, Inc.	152,500	18,371,675
Boston Properties, Inc.	17,420	2,143,008
Corporate Office Properties Trust	286,300	10,029,089
Highwoods Properties, Inc.	318,200	16,135,922
Mack-Cali Realty Corp.	612,200	16,615,108
SL Green Realty Corp.	220,100	23,286,580
Total		86,581,382
Residential REITs 23.8%
American Campus Communities, Inc.	148,700	7,033,510
American Homes 4 Rent, Class A	869,300	19,620,101
AvalonBay Communities, Inc.	92,557	17,786,679
Equity LifeStyle Properties, Inc.	266,700	23,026,878
Essex Property Trust, Inc.	90,900	23,385,843
Invitation Homes, Inc.	677,700	14,658,651
Total		105,511,662
Common Stocks (continued)
Issuer	Shares	Value ($)
Retail REITs 11.6%
Brixmor Property Group, Inc.	538,600	9,630,168
Getty Realty Corp.	92,800	2,329,280
Ramco-Gershenson Properties Trust	261,700	3,375,930
Simon Property Group, Inc.	222,222	35,946,631
Total		51,282,009
Specialized REITs 27.2%
American Tower Corp.	92,000	12,173,440
Coresite Realty Corp.	87,100	9,017,463
CubeSmart	357,770	8,600,791
Digital Realty Trust, Inc.	233,500	26,373,825
EPR Properties	166,700	11,980,729
Equinix, Inc.	35,255	15,130,036
Four Corners Property Trust, Inc.	369,030	9,266,343
Outfront Media, Inc.	143,000	3,306,160
Public Storage	118,859	24,785,667
Total		120,634,454
Total Equity Real Estate Investment Trusts (REITS)		437,023,517
Total Real Estate		437,023,517
Total Common Stocks (Cost: $300,828,530)		437,023,517

Money Market Funds 1.4%

Columbia Short-Term Cash Fund, 1.033%(a),(b)	6,440,778	6,440,778
Total Money Market Funds (Cost: $6,440,134)		6,440,778
Total Investments (Cost $307,268,664)		443,464,295
Other Assets & Liabilities, Net		815,982
Net Assets		$444,280,277

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Real Estate Equity Fund | Semiannual Report 2017	5

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Notes to Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at June 30, 2017.
(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.033%	3,091,527	75,812,391	(72,463,140)	6,440,778	(670)	17,258	6,440,778
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Real Estate Equity Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Real Estate	437,023,517	—	—	—	437,023,517
Money Market Funds	—	—	—	6,440,778	6,440,778
Total Investments	437,023,517	—	—	6,440,778	443,464,295
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Real Estate Equity Fund | Semiannual Report 2017	7

Statement of Assets and Liabilities
June 30, 2017 (Unaudited)
Assets
Investments, at cost
Unaffiliated issuers, at cost	$300,828,530
Affiliated issuers, at cost	6,440,134
Total investments, at cost	307,268,664
Investments, at value
Unaffiliated issuers, at value	437,023,517
Affiliated issuers, at value	6,440,778
Total investments, at value	443,464,295
Cash	7,905
Receivable for:
Capital shares sold	51,056
Dividends	1,663,472
Foreign tax reclaims	1,493
Prepaid expenses	1
Trustees’ deferred compensation plan	66,648
Other assets	17,833
Total assets	445,272,703
Liabilities
Payable for:
Capital shares purchased	802,692
Management services fees	9,142
Distribution and/or service fees	1,187
Transfer agent fees	69,146
Plan administration fees	24
Compensation of board members	3,434
Compensation of chief compliance officer	63
Other expenses	40,090
Trustees’ deferred compensation plan	66,648
Total liabilities	992,426
Net assets applicable to outstanding capital stock	$444,280,277
Represented by
Paid in capital	285,907,401
Excess of distributions over net investment income	(19,858)
Accumulated net realized gain	22,197,459
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	136,194,987
Investments - affiliated issuers	644
Foreign currency translations	(356)
Total - representing net assets applicable to outstanding capital stock	$444,280,277
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Real Estate Equity Fund | Semiannual Report 2017

Statement of Assets and Liabilities  (continued)
June 30, 2017 (Unaudited)
Class A
Net assets	$96,338,686
Shares outstanding	6,135,322
Net asset value per share	$15.70
Maximum offering price per share(a)	$16.66
Class B
Net assets	$424,423
Shares outstanding	26,960
Net asset value per share	$15.74
Class C
Net assets	$15,058,839
Shares outstanding	959,230
Net asset value per share	$15.70
Class K
Net assets	$54,161
Shares outstanding	3,439
Net asset value per share	$15.75
Class R
Net assets	$7,392,471
Shares outstanding	471,220
Net asset value per share	$15.69
Class R4
Net assets	$273,205
Shares outstanding	17,082
Net asset value per share	$15.99
Class R5
Net assets	$9,116,463
Shares outstanding	581,049
Net asset value per share	$15.69
Class T(b)
Net assets	$19,893
Shares outstanding	1,266
Net asset value per share	$15.71
Maximum offering price per share(c)	$16.11
Class Y
Net assets	$53,802,411
Shares outstanding	3,398,726
Net asset value per share	$15.83
Class Z
Net assets	$261,799,725
Shares outstanding	16,640,376
Net asset value per share	$15.73

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75% for Class A.
(b)	Effective March 27, 2017, Class W shares were renamed Class T shares.
(c)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 2.50% for Class T.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Real Estate Equity Fund | Semiannual Report 2017	9

Statement of Operations
Six Months Ended June 30, 2017 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$8,754,205
Dividends — affiliated issuers	17,258
Total income	8,771,463
Expenses:
Management services fees	2,017,911
Distribution and/or service fees
Class A	131,779
Class B	2,793
Class C	80,901
Class R	18,751
Class T(a)	26
Transfer agent fees
Class A	112,621
Class B	596
Class C	17,306
Class I(b)	3,038
Class K	17
Class R	8,033
Class R4	332
Class R5	2,511
Class T(a)	22
Class Y(c)	3,325
Class Z	297,801
Plan administration fees
Class K	67
Compensation of board members	13,869
Custodian fees	2,938
Printing and postage fees	44,855
Registration fees	67,631
Audit fees	17,993
Legal fees	7,146
Compensation of chief compliance officer	120
Other	17,493
Total expenses	2,869,875
Expense reduction	(1,261)
Total net expenses	2,868,614
Net investment income	5,902,849
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	29,297,747
Investments — affiliated issuers	(670)
Foreign currency translations	(60)
Net realized gain	29,297,017
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(16,595,639)
Investments — affiliated issuers	644
Foreign currency translations	155
Net change in unrealized appreciation (depreciation)	(16,594,840)
Net realized and unrealized gain	12,702,177
Net increase in net assets resulting from operations	$18,605,026

(a)	Effective March 27, 2017, Class W shares were renamed Class T shares.
(b)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares.
(c)	Class Y shares are based on operations from March 1, 2017 (commencement of operations) through the stated period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Real Estate Equity Fund | Semiannual Report 2017

Statement of Changes in Net Assets
	Six Months Ended June 30, 2017 (Unaudited)(a)	Year Ended December 31, 2016
Operations
Net investment income	$5,902,849	$8,701,945
Net realized gain	29,297,017	18,520,407
Net change in unrealized appreciation (depreciation)	(16,594,840)	(222,161)
Net increase in net assets resulting from operations	18,605,026	27,000,191
Distributions to shareholders
Net investment income
Class A	(1,080,625)	(1,775,019)
Class B	(3,359)	(7,033)
Class C	(112,895)	(129,575)
Class I(b)	(846,435)	(1,097,863)
Class K	(618)	(860)
Class R	(71,544)	(108,474)
Class R4	(3,322)	(12,522)
Class R5	(106,254)	(149,995)
Class T(c)	(221)	(372)
Class Y	(366,712)	—
Class Z	(3,272,669)	(5,419,315)
Net realized gains
Class A	(241,161)	(3,478,726)
Class B	(1,055)	(24,338)
Class C	(37,860)	(514,836)
Class I(b)	—	(2,409,002)
Class K	(134)	(1,583)
Class R	(18,520)	(255,162)
Class R4	(668)	(11,679)
Class R5	(22,621)	(245,608)
Class T(c)	(50)	(708)
Class Y	(134,297)	—
Class Z	(654,641)	(9,083,460)
Total distributions to shareholders	(6,975,661)	(24,726,130)
Increase (decrease) in net assets from capital stock activity	(128,788,881)	47,051,938
Total increase (decrease) in net assets	(117,159,516)	49,325,999
Net assets at beginning of period	561,439,793	512,113,794
Net assets at end of period	$444,280,277	$561,439,793
Excess of distributions over net investment income	$(19,858)	$(58,053)

(a)	Class Y shares are based on operations from March 1, 2017 (commencement of operations) through the stated period end.
(b)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares.
(c)	Effective March 27, 2017, Class W shares were renamed Class T shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Real Estate Equity Fund | Semiannual Report 2017	11

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	June 30, 2017 (Unaudited)(a)		December 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions (b)	275,841	4,301,419	1,235,519	19,854,183
Distributions reinvested	81,264	1,268,097	325,862	5,079,499
Redemptions	(1,756,688)	(27,044,277)	(2,075,400)	(32,211,249)
Net decrease	(1,399,583)	(21,474,761)	(514,019)	(7,277,567)
Class B
Subscriptions	856	13,130	1,536	25,138
Distributions reinvested	281	4,389	1,990	31,106
Redemptions (b)	(21,295)	(330,987)	(36,422)	(565,414)
Net decrease	(20,158)	(313,468)	(32,896)	(509,170)
Class C
Subscriptions	24,784	385,166	152,795	2,449,563
Distributions reinvested	8,961	140,068	37,445	581,592
Redemptions	(178,315)	(2,776,837)	(297,305)	(4,665,971)
Net decrease	(144,570)	(2,251,603)	(107,065)	(1,634,816)
Class I(c)
Subscriptions	1,798,542	27,825,117	7,123,904	110,828,272
Distributions reinvested	55,285	846,414	225,697	3,490,527
Redemptions	(8,901,018)	(137,156,701)	(2,471,506)	(39,289,320)
Net increase (decrease)	(7,047,191)	(108,485,170)	4,878,095	75,029,479
Class K
Distributions reinvested	45	702	140	2,193
Redemptions	(124)	(1,929)	—	—
Net increase (decrease)	(79)	(1,227)	140	2,193
Class R
Subscriptions	67,510	1,052,121	172,136	2,696,761
Distributions reinvested	3,625	56,590	15,237	237,242
Redemptions	(157,088)	(2,434,021)	(228,136)	(3,632,009)
Net decrease	(85,953)	(1,325,310)	(40,763)	(698,006)
Class R4
Subscriptions	1,843	28,891	90,439	1,518,563
Distributions reinvested	248	3,946	1,494	24,063
Redemptions	(12,364)	(193,777)	(87,888)	(1,407,431)
Net increase (decrease)	(10,273)	(160,940)	4,045	135,195
Class R5
Subscriptions	119,078	1,865,158	177,417	2,824,503
Distributions reinvested	8,250	128,828	25,416	395,454
Redemptions	(104,902)	(1,622,080)	(108,798)	(1,676,955)
Net increase	22,426	371,906	94,035	1,543,002
Class T(d)
Distributions reinvested	14	225	60	931
Redemptions	(258)	(3,998)	(264)	(4,158)
Net decrease	(244)	(3,773)	(204)	(3,227)
Class Y(c)
Subscriptions	9,585,475	148,520,849	—	—
Distributions reinvested	31,350	500,971	—	—
Redemptions	(6,218,099)	(98,383,646)	—	—
Net increase	3,398,726	50,638,174	—	—
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Real Estate Equity Fund | Semiannual Report 2017

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	June 30, 2017 (Unaudited)(a)		December 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Class Z
Subscriptions	1,425,126	21,933,640	1,989,196	31,510,444
Distributions reinvested	152,076	2,378,664	509,362	7,958,554
Redemptions	(4,515,984)	(70,095,013)	(3,750,495)	(59,004,143)
Net decrease	(2,938,782)	(45,782,709)	(1,251,937)	(19,535,145)
Total net increase (decrease)	(8,225,681)	(128,788,881)	3,029,431	47,051,938

(a)	Class Y shares are based on operations from March 1, 2017 (commencement of operations) through the stated period end.
(b)	Includes conversions of Class B shares to Class A shares, if any.
(c)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares.
(d)	Effective March 27, 2017, Class W shares were renamed Class T shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Real Estate Equity Fund | Semiannual Report 2017	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class A
6/30/2017 (c)	$15.37	0.16	0.38	0.54	(0.17)	(0.04)
12/31/2016	$15.30	0.22	0.54	0.76	(0.23)	(0.46)
12/31/2015	$15.95	0.21	0.42	0.63	(0.21)	(1.07)
12/31/2014	$12.98	0.20	3.54	3.74	(0.20)	(0.57)
12/31/2013	$14.35	0.16	(0.20)	(0.04)	(0.17)	(1.16)
12/31/2012	$12.69	0.21	1.92	2.13	(0.21)	(0.26)
Class B
6/30/2017 (c)	$15.41	0.09	0.39	0.48	(0.11)	(0.04)
12/31/2016	$15.34	0.10	0.54	0.64	(0.11)	(0.46)
12/31/2015	$15.99	0.06	0.45	0.51	(0.09)	(1.07)
12/31/2014	$13.01	0.08	3.56	3.64	(0.09)	(0.57)
12/31/2013	$14.38	0.04	(0.19)	(0.15)	(0.06)	(1.16)
12/31/2012	$12.71	0.10	1.94	2.04	(0.11)	(0.26)
Class C
6/30/2017 (c)	$15.37	0.10	0.38	0.48	(0.11)	(0.04)
12/31/2016	$15.30	0.11	0.53	0.64	(0.11)	(0.46)
12/31/2015	$15.95	0.09	0.42	0.51	(0.09)	(1.07)
12/31/2014	$12.98	0.09	3.54	3.63	(0.09)	(0.57)
12/31/2013	$14.34	0.04	(0.18)	(0.14)	(0.06)	(1.16)
12/31/2012	$12.68	0.10	1.93	2.03	(0.11)	(0.26)
Class K
6/30/2017 (c)	$15.42	0.18	0.37	0.55	(0.18)	(0.04)
12/31/2016	$15.34	0.25	0.54	0.79	(0.25)	(0.46)
12/31/2015	$15.99	0.23	0.42	0.65	(0.23)	(1.07)
12/31/2014	$13.02	0.22	3.54	3.76	(0.22)	(0.57)
12/31/2013	$14.38	0.19	(0.19)	0.00 (f)	(0.20)	(1.16)
12/31/2012	$12.72	0.23	1.93	2.16	(0.24)	(0.26)
Class R
6/30/2017 (c)	$15.36	0.14	0.38	0.52	(0.15)	(0.04)
12/31/2016	$15.29	0.19	0.53	0.72	(0.19)	(0.46)
12/31/2015	$15.94	0.17	0.42	0.59	(0.17)	(1.07)
12/31/2014	$12.97	0.17	3.53	3.70	(0.16)	(0.57)
12/31/2013	$14.34	0.13	(0.21)	(0.08)	(0.13)	(1.16)
12/31/2012	$12.67	0.17	1.94	2.11	(0.18)	(0.26)
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Real Estate Equity Fund | Semiannual Report 2017

Total distributions to shareholders	Redemption fees add to paid in capital	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.21)	—	$15.70	3.52%	1.28% (d)	1.28% (d),(e)	2.01% (d)	14%	$96,339
(0.69)	—	$15.37	4.99%	1.24%	1.24% (e)	1.43%	36%	$115,826
(1.28)	—	$15.30	4.32%	1.25%	1.25% (e)	1.33%	32%	$123,136
(0.77)	—	$15.95	29.08%	1.24%	1.24% (e)	1.38%	35%	$131,148
(1.33)	—	$12.98	(0.37%)	1.28%	1.28% (e)	1.07%	80%	$105,995
(0.47)	0.00 (f)	$14.35	16.92%	1.31% (g)	1.30% (e),(g)	1.49%	65%	$112,410

(0.15)	—	$15.74	3.13%	2.02% (d)	2.02% (d),(e)	1.15% (d)	14%	$424
(0.57)	—	$15.41	4.20%	1.99%	1.99% (e)	0.62%	36%	$726
(1.16)	—	$15.34	3.52%	2.00%	2.00% (e)	0.38%	32%	$1,227
(0.66)	—	$15.99	28.14%	1.99%	1.99% (e)	0.53%	35%	$2,732
(1.22)	—	$13.01	(1.13%)	2.03%	2.03% (e)	0.26%	80%	$3,559
(0.37)	0.00 (f)	$14.38	16.10%	2.05% (g)	2.05% (e),(g)	0.68%	65%	$5,341

(0.15)	—	$15.70	3.14%	2.03% (d)	2.03% (d),(e)	1.31% (d)	14%	$15,059
(0.57)	—	$15.37	4.21%	1.99%	1.99% (e)	0.68%	36%	$16,965
(1.16)	—	$15.30	3.53%	2.00%	2.00% (e)	0.56%	32%	$18,523
(0.66)	—	$15.95	28.13%	1.99%	1.99% (e)	0.62%	35%	$21,155
(1.22)	—	$12.98	(1.08%)	2.03%	2.03% (e)	0.30%	80%	$18,045
(0.37)	0.00 (f)	$14.34	16.06%	2.06% (g)	2.05% (e),(g)	0.72%	65%	$21,001

(0.22)	—	$15.75	3.59%	1.13% (d)	1.13% (d)	2.25% (d)	14%	$54
(0.71)	—	$15.42	5.18%	1.10%	1.10%	1.60%	36%	$54
(1.30)	—	$15.34	4.46%	1.10%	1.10%	1.48%	32%	$52
(0.79)	—	$15.99	29.17%	1.10%	1.10%	1.50%	35%	$58
(1.36)	—	$13.02	(0.10%)	1.10%	1.10%	1.26%	80%	$72
(0.50)	0.00 (f)	$14.38	17.09%	1.13% (g)	1.13% (g)	1.64%	65%	$74

(0.19)	—	$15.69	3.40%	1.53% (d)	1.53% (d),(e)	1.85% (d)	14%	$7,392
(0.65)	—	$15.36	4.73%	1.49%	1.49% (e)	1.21%	36%	$8,557
(1.24)	—	$15.29	4.06%	1.50%	1.50% (e)	1.09%	32%	$9,140
(0.73)	—	$15.94	28.78%	1.49%	1.49% (e)	1.15%	35%	$9,922
(1.29)	—	$12.97	(0.62%)	1.53%	1.53% (e)	0.87%	80%	$7,491
(0.44)	0.00 (f)	$14.34	16.74%	1.55% (g)	1.55% (e),(g)	1.20%	65%	$6,131
Columbia Real Estate Equity Fund | Semiannual Report 2017	15

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class R4
6/30/2017 (c)	$15.65	0.17	0.40	0.57	(0.19)	(0.04)
12/31/2016	$15.56	0.30	0.52	0.82	(0.27)	(0.46)
12/31/2015	$16.20	0.31	0.36	0.67	(0.24)	(1.07)
12/31/2014	$13.18	0.25	3.57	3.82	(0.23)	(0.57)
12/31/2013	$14.56	0.25	(0.25)	0.00 (f)	(0.22)	(1.16)
12/31/2012 (h)	$14.28	(0.00) (f)	0.58	0.58	(0.04)	(0.26)
Class R5
6/30/2017 (c)	$15.36	0.20	0.37	0.57	(0.20)	(0.04)
12/31/2016	$15.29	0.29	0.53	0.82	(0.29)	(0.46)
12/31/2015	$15.94	0.31	0.38	0.69	(0.27)	(1.07)
12/31/2014	$12.98	0.11	3.68	3.79	(0.26)	(0.57)
12/31/2013	$14.35	0.31	(0.29)	0.02	(0.23)	(1.16)
12/31/2012	$12.71	0.21	1.96	2.17	(0.27)	(0.26)
Class T(i)
6/30/2017 (c)	$15.38	0.16	0.38	0.54	(0.17)	(0.04)
12/31/2016	$15.31	0.22	0.54	0.76	(0.23)	(0.46)
12/31/2015	$15.96	0.20	0.43	0.63	(0.21)	(1.07)
12/31/2014	$12.99	0.18	3.56	3.74	(0.20)	(0.57)
12/31/2013	$14.36	0.12	(0.16)	(0.04)	(0.17)	(1.16)
12/31/2012	$12.69	0.24	1.90	2.14	(0.21)	(0.26)
Class Y
6/30/2017 (c),(j)	$15.97	0.15	(0.05) (k)	0.10	(0.20)	(0.04)
Class Z
6/30/2017 (c)	$15.40	0.18	0.38	0.56	(0.19)	(0.04)
12/31/2016	$15.33	0.26	0.54	0.80	(0.27)	(0.46)
12/31/2015	$15.98	0.24	0.43	0.67	(0.25)	(1.07)
12/31/2014	$13.00	0.24	3.54	3.78	(0.23)	(0.57)
12/31/2013	$14.37	0.19	(0.19)	0.00 (f)	(0.21)	(1.16)
12/31/2012	$12.70	0.25	1.93	2.18	(0.25)	(0.26)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended June 30, 2017 (unaudited).
(d)	Annualized.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Rounds to zero.
(g)	Ratios include line of credit interest expense which is less than 0.01%.
(h)	Class R4 shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.
(i)	Effective March 27, 2017, Class W shares were renamed Class T shares.
(j)	Class Y shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
(k)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Real Estate Equity Fund | Semiannual Report 2017

Total distributions to shareholders	Redemption fees add to paid in capital	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.23)	—	$15.99	3.65%	1.03% (d)	1.03% (d),(e)	2.18% (d)	14%	$273
(0.73)	—	$15.65	5.28%	1.00%	1.00% (e)	1.86%	36%	$428
(1.31)	—	$15.56	4.56%	1.00%	1.00% (e)	1.98%	32%	$363
(0.80)	—	$16.20	29.31%	1.00%	0.99% (e)	1.71%	35%	$95
(1.38)	—	$13.18	(0.09%)	1.04%	1.04% (e)	1.74%	80%	$17
(0.30)	—	$14.56	4.08%	1.07% (d),(g)	1.07% (d),(g)	(0.01%) (d)	65%	$3

(0.24)	—	$15.69	3.73%	0.88% (d)	0.88% (d)	2.56% (d)	14%	$9,116
(0.75)	—	$15.36	5.39%	0.85%	0.85%	1.86%	36%	$8,580
(1.34)	—	$15.29	4.74%	0.85%	0.85%	2.05%	32%	$7,102
(0.83)	—	$15.94	29.50%	0.85%	0.85%	0.82%	35%	$157
(1.39)	—	$12.98	0.09%	0.86%	0.86%	2.21%	80%	$1,739
(0.53)	0.00 (f)	$14.35	17.24%	0.84% (g)	0.84% (g)	1.52%	65%	$37

(0.21)	—	$15.71	3.52%	1.27% (d)	1.27% (d),(e)	2.05% (d)	14%	$20
(0.69)	—	$15.38	4.98%	1.24%	1.24% (e)	1.43%	36%	$23
(1.28)	—	$15.31	4.32%	1.25%	1.25% (e)	1.29%	32%	$26
(0.77)	—	$15.96	29.06%	1.24%	1.24% (e)	1.22%	35%	$33
(1.33)	—	$12.99	(0.36%)	1.27%	1.27% (e)	0.79%	80%	$57
(0.47)	0.00 (f)	$14.36	17.00%	1.32% (g)	1.31% (e),(g)	1.69%	65%	$9,432

(0.24)	—	$15.83	0.67%	0.82% (d)	0.82% (d)	2.90% (d)	14%	$53,802

(0.23)	—	$15.73	3.64%	1.03% (d)	1.03% (d),(e)	2.30% (d)	14%	$261,800
(0.73)	—	$15.40	5.23%	0.99%	0.99% (e)	1.68%	36%	$301,531
(1.32)	—	$15.33	4.57%	1.00%	1.00% (e)	1.56%	32%	$319,237
(0.80)	—	$15.98	29.43%	0.99%	0.99% (e)	1.63%	35%	$359,305
(1.37)	—	$13.00	(0.10%)	1.03%	1.03% (e)	1.26%	80%	$289,448
(0.51)	0.00 (f)	$14.37	17.28%	1.06% (g)	1.05% (e),(g)	1.76%	65%	$384,007
Columbia Real Estate Equity Fund | Semiannual Report 2017	17

Notes to Financial Statements
June 30, 2017 (Unaudited)
Note 1. Organization
Columbia Real Estate Equity Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
When available, Class B shares were subject to a maximum CDSC of 5.00% based upon the holding period after purchase. However, as of June 30, 2017 the Fund’s Class B investors, having held their shares for the requisite time period, were no longer subject to a CDSC upon redemption of their shares. Effective July 17, 2017, Class B shares were automatically converted to Class A shares, and the Fund no longer accepts investments by new or existing investors in Class B shares.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.
Effective March 27, 2017, Class I shares of the Fund are no longer offered for sale. Class I shares, when available, were not subject to sales charges or distribution and service (12b-1) fees, and were made available only to the Columbia Family of Funds. On March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares of the Fund in a tax free transaction that had no impact on the fees and expenses paid by shareholders.
Class K shares are not subject to sales charges; however, this share class is closed to new investors.
Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.
Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.
Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus.
Class T shares are subject to a maximum front-end sales charge of 2.50% per transaction and must be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., are specifically authorized to sell Class T shares. Prior to March 27, 2017, Class T shares were known as Class W shares, were not subject to sales charges, and were generally available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed accounts.
Class Y shares are not subject to sales charges or distribution and service (12b-1) fees, and are available to institutional and certain other investors as described in the Fund’s prospectus. Class Y shares commenced operations on March 1, 2017. On March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares of the Fund in a tax free transaction that had no impact on the fees and expenses paid by shareholders. Class I shares of the Fund are no longer offered for sale.
Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
18	Columbia Real Estate Equity Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange
Columbia Real Estate Equity Fund | Semiannual Report 2017	19

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
20	Columbia Real Estate Equity Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Investment company reporting modernization
In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.75% to 0.66% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2017 was 0.75% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
Columbia Real Estate Equity Fund | Semiannual Report 2017	21

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Effective January 1, 2017, total transfer agency fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.075% of the average daily net assets attributable to each share class. Total transfer agency fees for Class I shares were subject to an annual limitation of not more than 0.025% of the average daily net assets attributable to Class I shares. Prior to January 1, 2017, total transfer agency fees for Class K and Class R5 shares were subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class and Class I shares did not pay transfer agency fees. Total transfer agency fees for Class Y shares are subject to an annual limitation of not more than 0.025% of the average daily net assets attributable to Class Y shares.
For the six months ended June 30, 2017, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.21
Class B	0.21
Class C	0.21
Class I	0.010 (a),(b)
Class K	0.063
Class R	0.21
Class R4	0.21
Class R5	0.063
Class T	0.21
Class Y	0.010 (a)
Class Z	0.21

(a)	Annualized.
(b)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares.
The Fund and certain other associated investment companies have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). SDC was the legacy Seligman funds’ former transfer agent.
The lease and the Guaranty expire in January 2019. At June 30, 2017, the Fund’s total potential future obligation over the life of the Guaranty is $9,456. The liability remaining at June 30, 2017 for non-recurring charges associated with the lease amounted to $5,628 and is recorded as a part of the payable for other expenses in the Statement of Assets and Liabilities.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended June 30, 2017, these minimum account balance fees reduced total expenses of the Fund by $1,261.
Plan administration fees
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
22	Columbia Real Estate Equity Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B, Class C and Class T shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75%, 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class A, Class B, Class C, Class R and Class T shares of the Fund, respectively.
Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Although the Fund may pay a distribution fee up to 0.25% of the Fund’s average daily net assets attributable to Class T shares and a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class T shares, the aggregate fee shall not exceed 0.25% of the Fund’s average daily net assets attributable to Class T shares.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended June 30, 2017, if any, are listed below:
Amount ($)
Class A	30,496
Class C	433
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	May 1, 2017 through April 30, 2018	Prior to May 1, 2017
Class A	1.32%	1.32%
Class B	2.07	2.07
Class C	2.07	2.07
Class K	1.235	1.23
Class R	1.57	1.57
Class R4	1.07	1.07
Class R5	0.985	0.98
Class T	1.32	1.32
Class Y	0.935	0.93*
Class Z	1.07	1.07
*Expense cap rate is contractual from March 1, 2017 (the commencement of operations of Class Y shares) through April 30,2017.
The Fund had a voluntary expense reimbursement arrangement from May 1, 2017 to June 30, 2017. The annual limitation rates were the same under the voluntary expense reimbursement arrangement, which changed to a contractual arrangement on July 1, 2017 through April 30, 2018.
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest,
Columbia Real Estate Equity Fund | Semiannual Report 2017	23

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2017, the approximate cost of investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
307,269,000	142,261,000	(6,066,000)	136,195,000
The following capital loss carryforwards, determined at December 31, 2016, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
2017 ($)	2018 ($)	2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
5,025,563	—	—	—	—	5,025,563
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $72,929,903 and $204,041,351, respectively, for the six months ended June 30, 2017. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate
24	Columbia Real Estate Equity Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended June 30, 2017.
Note 8. Significant risks
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.
Real estate sector risk
The risks associated with the ownership of real estate and the real estate industry in general can include fluctuations in the value of the properties underlying the Fund’s portfolio holdings, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory occurrences affecting the real estate industry, including REITs.
REITs depend upon specialized management skills, may have limited financial resources, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for tax-free pass-through of income. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.
Shareholder concentration risk
At June 30, 2017, two unaffiliated shareholders of record owned 33.8% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 31.6% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates
Columbia Real Estate Equity Fund | Semiannual Report 2017	25

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
26	Columbia Real Estate Equity Fund | Semiannual Report 2017

Board Consideration and Approval of Management
Agreement
On June 14, 2017, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Series Trust I (the Trust) unanimously approved the continuation of the Management Agreement (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) with respect to Columbia Real Estate Equity Fund (the Fund), a series of the Trust. As detailed below, the Board’s Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager and others before determining to approve the continuation of the Management Agreement.
In connection with their deliberations regarding the continuation of the Management Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Management Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 27, 2017, April 26, 2017 and June 13, 2017 and at Board meetings held on March 28, 2017 and June 14, 2017. In addition, the Board considers matters bearing on the Management Agreement at most of its other meetings throughout the year and meets regularly with senior management of the Trust and the Investment Manager. Through the Board’s Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and other investment personnel at various times throughout the year. The Committee and the Board also consulted with its independent fee consultant, Fund counsel and the Independent Trustees’ independent legal counsel, who advised on various matters with respect to the Committee’s and the Board’s considerations and otherwise assisted the Committee and the Board in their deliberations. On June 13, 2017, the Committee recommended that the Board approve the continuation of the Management Agreement. On June 14, 2017, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement for the Fund.
The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to recommend for approval or approve the continuation of the Management Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Management Agreement for the Fund included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund through April 30, 2018 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	The terms and conditions of the Management Agreement;
•	The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of distribution, transfer agency and shareholder services to the Fund;
•	Descriptions of various functions performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding the management fees of similarly-managed portfolios of other clients of the Investment Manager, including institutional separate accounts;
•	Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
| Semiannual Report 2017	27

Board Consideration and Approval of Management
Agreement  (continued)
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager’s compliance system by the Fund’s Chief Compliance Officer; and
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Nature, extent and quality of services provided under the Management Agreement
The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Management Agreement and under separate agreements for the provision of transfer agency and shareholder services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager’s ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager’s investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.
The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager’s experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager’s ability to provide administrative services to the Fund and coordinate the activities of the Fund’s other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information that compared the performance of the Fund to the performance of a group of comparable mutual funds as determined by the independent third-party data provider, and data provided by the independent fee consultant. The Committee and the Board also reviewed a description of the third party’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons. Although the Fund’s performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the Management Agreement. Those factors included one or more of the following: (i) that the Fund’s performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund’s investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund’s investment strategy; (iii) that the Fund’s performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund’s investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.
The Committee and the Board noted that, through December 31, 2016, the Fund’s performance was in the seventy-ninth, forty-fourth and sixty-fifth percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the one-, three- and five-year periods, respectively.
The Committee and the Board also considered the Investment Manager’s performance and reputation generally, the Investment Manager’s historical responsiveness to Board concerns about performance, and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to warrant the continuation of the Management Agreement.
28	| Semiannual Report 2017

Board Consideration and Approval of Management
Agreement  (continued)
Investment management fee rates and other expenses
The Committee and the Board considered the management fees charged to the Fund under the Management Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Management Agreement, the Committee and the Board considered, among other information, the Fund’s total expense ratio as a percentage of average daily net assets. The Committee and the Board considered data provided by the independent third-party data provider and the independent fee consultant. The Committee and the Board noted that, as of December 31, 2016, the Fund’s actual management fee and net total expense ratio are ranked in the third and second quintiles, respectively, (where the lowest fees and expenses would be in the first quintile) against the Fund’s expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.
The Committee and the Board also received and considered information about the management fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager’s representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services it provides to comparable unaffiliated funds. In evaluating the Fund’s management fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the management fee rates and expenses of the Fund, in light of other considerations, warranted the continuation of the Management Agreement.
Costs of services provided and profitability
The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund.
The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager’s affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2016 to profitability levels realized in 2015. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. In addition, the Committee and the Board considered information provided by the Investment Manager regarding the Investment Manager’s financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. In this regard, the Committee and the Board also considered data provided by the independent fee consultant.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager’s investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Committee and the Board noted that the management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.
| Semiannual Report 2017	29

Board Consideration and Approval of Management
Agreement  (continued)
In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Management Agreement.
Other benefits to the Investment Manager
The Committee and the Board received and considered information regarding “fall-out” or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager’s affiliates to provide distribution, transfer agency and shareholder services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund’s distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund’s securities transactions, and reviewed information about the Investment Manager’s practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board recognized that the Investment Manager’s profitability would be somewhat lower without these benefits.
Conclusion
The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Management Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement.
30	| Semiannual Report 2017

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.937.5449 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures that can be found by visiting investor.columbiathreadneedleus.com. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting investor.columbiathreadneedleus.com; or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
Columbia Real Estate Equity Fund | Semiannual Report 2017	31

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Columbia Real Estate Equity Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
investor.columbiathreadneedleus.com
SAR212_12_G01_(08/17)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	August 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	August 18, 2017

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	August 18, 2017